Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory	Inventory consisted of the following as of December 31:

	2023	2022
Raw materials	$2,529,364	$2,567,311
Work in process	1,627,802	1,683,341
Finished Goods	261,031	528,254

Total	$4,418,197	$4,778,906